UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY

  11788

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 12/31/13

Item 1.  Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 92.5%
$ 318,687	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 209,792
124,118	Loan ID 200003	Balloon	7.250%	9/1/2035	87,827
320,361	Loan ID 200004	Fixed	7.990%	10/1/2036	236,455
171,021	Loan ID 200005	Fixed	4.750%	8/1/2039	138,104
75,652	Loan ID 200006	ARM	7.990%	1/1/2036	56,071
38,567	Loan ID 200007	ARM	6.000%	2/1/2028	26,373
56,436	Loan ID 200008	ARM	3.875%	3/28/2035	33,329
154,199	Loan ID 200009	ARM	3.000%	4/1/2037	81,256
166,018	Loan ID 200010	ARM	3.000%	5/1/2034	93,239
142,091	Loan ID 200011	Fixed	6.850%	6/1/2035	98,096
53,238	Loan ID 200012	ARM	9.800%	7/1/2037	44,017
60,126	Loan ID 200013	Fixed	5.250%	9/1/2040	36,529
84,096	Loan ID 200014	Fixed	3.500%	3/1/2027	73,707
36,737	Loan ID 200015	Fixed	9.000%	8/1/2030	22,366
42,838	Loan ID 200016	ARM	10.375%	1/1/2031	37,436
52,971	Loan ID 200017	ARM	6.375%	8/1/2030	37,718
57,974	Loan ID 200018	Fixed	7.000%	1/1/2033	41,235
66,361	Loan ID 200019	Fixed	4.000%	12/1/2036	38,765
84,737	Loan ID 200020	Fixed	5.630%	7/1/2033	55,764
89,175	Loan ID 200021	ARM	4.000%	10/1/2033	54,195
103,040	Loan ID 200023	Fixed	5.875%	12/1/2050	66,216
104,930	Loan ID 200024	Fixed	7.000%	11/1/2034	74,594
150,420	Loan ID 200025	ARM	3.125%	3/1/2034	83,682
205,981	Loan ID 200026	Fixed	3.250%	1/1/2050	45,335
228,102	Loan ID 200028	Fixed	2.750%	6/1/2050	185,466
234,416	Loan ID 200029	Fixed	3.310%	7/1/2037	126,137
249,047	Loan ID 200030	ARM	5.750%	1/1/2038	158,377
288,574	Loan ID 200031	Fixed	5.000%	1/1/2051	238,733
321,065	Loan ID 200032	Fixed	3.130%	1/1/2051	261,975
433,500	Loan ID 200033	ARM	6.375%	6/1/2036	287,499
459,569	Loan ID 200034	Fixed	2.625%	10/1/2050	244,745
587,365	Loan ID 200035	Fixed	2.000%	11/1/2050	294,559
71,654	Loan ID 200036	Fixed	7.940%	1/12/2034	53,571
172,873	Loan ID 200037	Fixed	7.800%	5/1/2035	127,072
172,990	Loan ID 200038	ARM	6.540%	3/1/2037	110,546
28,113	Loan ID 200039	Fixed	11.500%	11/5/2033	25,902
130,149	Loan ID 200041	Fixed	4.875%	8/1/2039	77,439
43,861	Loan ID 200042	Fixed	7.000%	12/1/2037	30,528
67,058	Loan ID 200043	Fixed	6.125%	7/1/2039	43,362
128,556	Loan ID 200045	Fixed	5.625%	12/1/2038	81,460
43,901	Loan ID 200046	Fixed	8.000%	7/1/2027	35,247
56,402	Loan ID 200048	Fixed	5.500%	8/1/2039	34,766
252,913	Loan ID 200049	Fixed	3.875%	3/1/2042	200,182
177,027	Loan ID 200050	ARM	6.250%	11/1/2050	117,178
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 89,591	Loan ID 200051	Fixed	6.500%	10/1/2040	$ 60,724
167,066	Loan ID 200052	Fixed	5.125%	5/1/2040	103,693
61,365	Loan ID 200053	Fixed	3.000%	9/1/2042	49,530
59,025	Loan ID 200054	Fixed	8.250%	3/1/2039	44,260
87,260	Loan ID 200055	Fixed	10.000%	1/5/2036	73,347
286,142	Loan ID 200056	Fixed	7.375%	12/1/2037	204,433
127,883	Loan ID 200057	ARM	2.750%	10/1/2036	102,183
30,180	Loan ID 200058	Fixed	8.100%	11/1/2032	22,980
62,725	Loan ID 200059	Fixed	6.000%	8/1/2039	40,159
37,282	Loan ID 200060	Fixed	5.750%	8/1/2039	23,423
39,607	Loan ID 200061	Fixed	5.750%	7/1/2024	29,935
194,633	Loan ID 200064	Fixed	4.875%	4/1/2034	161,475
28,315	Loan ID 200065	ARM	6.875%	1/1/2037	9,170
157,575	Loan ID 200066	ARM	5.000%	1/1/2037	128,894
702,214	Loan ID 200067	ARM	3.625%	7/1/2037	387,227
265,291	Loan ID 200068	ARM	3.125%	9/1/2037	143,542
142,181	Loan ID 200069	ARM	3.125%	9/1/2037	75,246
120,073	Loan ID 200070	ARM	3.125%	9/1/2037	63,546
96,787	Loan ID 200071	ARM	3.125%	8/1/2037	51,278
238,631	Loan ID 200072	Fixed	5.040%	2/1/2051	133,527
217,647	Loan ID 200073	Fixed	5.210%	2/1/2026	160,103
186,743	Loan ID 200074	Fixed	5.110%	2/1/2031	123,951
220,220	Loan ID 200075	Fixed	4.250%	2/1/2042	121,728
183,400	Loan ID 200076	Fixed	4.250%	12/1/2041	101,603
80,893	Loan ID 200077	Fixed	3.750%	8/1/2042	42,394
39,161	Loan ID 200078	Fixed	7.000%	8/1/2036	35,092
145,124	Loan ID 200079	Fixed	2.000%	8/1/2049	70,657
95,458	Loan ID 200080	ARM	8.250%	5/1/2037	72,580
82,833	Loan ID 200081	Fixed	2.000%	9/1/2037	66,088
71,702	Loan ID 200082	Fixed	2.500%	4/1/2040	36,915
121,262	Loan ID 200083	ARM	3.875%	10/1/2046	93,140
196,423	Loan ID 200084	Fixed	7.000%	3/1/2039	137,739
129,034	Loan ID 200085	Fixed	6.500%	11/1/2035	86,722
171,631	Loan ID 200086	Fixed	2.000%	11/1/2050	137,729
231,928	Loan ID 200087	Fixed	3.000%	3/1/2051	125,211
129,837	Loan ID 200088	Fixed	7.000%	6/1/2039	90,996
277,503	Loan ID 200089	Fixed	2.000%	3/1/2052	139,166
75,309	Loan ID 200090	Fixed	2.000%	11/1/2036	60,369
299,230	Loan ID 200091	Fixed	2.000%	11/1/2051	148,524
290,222	Loan ID 200092	Fixed	2.375%	5/1/2036	150,853
146,329	Loan ID 200093	Fixed	3.000%	2/1/2038	117,328
235,324	Loan ID 200094	ARM	2.625%	9/1/2037	188,412
488,985	Loan ID 200095	Fixed	2.000%	4/1/2051	393,902
222,700	Loan ID 200096	ARM	4.375%	8/1/2037	129,948
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 118,777	Loan ID 200097	ARM	2.625%	6/1/2035	$ 62,468
98,257	Loan ID 200098	ARM	3.375%	9/1/2033	57,250
86,514	Loan ID 200099	Fixed	2.000%	3/1/2040	42,833
389,137	Loan ID 200100	Fixed	2.000%	7/1/2037	192,906
313,589	Loan ID 200101	ARM	3.000%	7/1/2051	252,504
79,300	Loan ID 200102	Fixed	1.250%	3/1/2040	37,351
111,846	Loan ID 200103	ARM	3.250%	9/1/2034	63,638
58,795	Loan ID 200104	Fixed	2.500%	5/1/2039	47,908
124,463	Loan ID 200105	Fixed	2.000%	12/1/2050	100,311
99,315	Loan ID 200106	Fixed	2.000%	2/1/2052	80,779
336,819	Loan ID 200107	Fixed	2.000%	7/1/2052	166,552
197,642	Loan ID 200108	Fixed	3.000%	6/1/2047	93,308
52,881	Loan ID 200109	ARM	3.000%	4/1/2038	42,361
118,858	Loan ID 200110	Fixed	3.250%	8/1/2039	95,710
191,377	Loan ID 200111	Fixed	3.000%	11/1/2050	108,725
315,376	Loan ID 200112	Fixed	2.000%	9/1/2049	157,747
212,998	Loan ID 200113	ARM	2.870%	7/1/2037	110,725
119,610	Loan ID 200114	Fixed	2.000%	10/1/2051	96,592
273,432	Loan ID 200115	Fixed	2.000%	11/1/2051	133,127
157,078	Loan ID 200116	Fixed	2.000%	3/1/2039	77,672
196,208	Loan ID 200117	ARM	3.125%	8/1/2037	106,275
92,068	Loan ID 200118	ARM	2.625%	6/1/2035	49,467
98,916	Loan ID 200119	ARM	2.625%	10/1/2034	53,705
306,207	Loan ID 200120	Fixed	2.000%	2/1/2051	151,415
104,952	Loan ID 200121	ARM	2.625%	1/1/2035	56,756
153,921	Loan ID 200122	ARM	2.625%	6/1/2035	82,700
460,455	Loan ID 200123	ARM	2.625%	9/1/2037	234,218
147,530	Loan ID 200124	ARM	3.370%	6/1/2037	79,843
321,912	Loan ID 200125	Fixed	2.000%	5/1/2051	258,010
132,625	Loan ID 200126	Fixed	3.000%	8/1/2039	71,054
150,197	Loan ID 200127	Fixed	2.750%	8/1/2039	79,334
53,754	Loan ID 200128	Fixed	2.000%	7/1/2037	42,909
474,958	Loan ID 200129	Fixed	4.625%	3/1/2052	283,394
112,075	Loan ID 200130	Fixed	4.500%	8/1/2042	88,965
41,034	Loan ID 200131	Fixed	3.875%	11/1/2027	35,754
244,003	Loan ID 200133	Fixed	3.490%	1/1/2043	190,959
196,634	Loan ID 200134	Fixed	3.750%	12/1/2042	167,184
130,993	Loan ID 200135	Fixed	4.375%	12/1/2042	107,543
281,425	Loan ID 200136	Fixed	2.875%	10/1/2027	244,738
134,411	Loan ID 200137	Fixed	4.500%	9/1/2042	112,932
139,404	Loan ID 200138	Fixed	3.750%	10/1/2042	114,560
57,321	Loan ID 200139	Fixed	4.625%	5/1/2027	39,829
47,331	Loan ID 200140	Fixed	3.625%	12/1/2027	41,179
84,671	Loan ID 200141	Fixed	4.250%	2/1/2042	67,306
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 191,041	Loan ID 200142	Fixed	3.300%	1/1/2037	$ 105,681
135,076	Loan ID 200143	Fixed	3.000%	2/1/2037	106,497
559,137	Loan ID 200144	ARM	2.750%	10/1/2036	294,517
291,976	Loan ID 200145	Fixed	2.000%	8/1/2051	235,201
256,711	Loan ID 200147	ARM	3.125%	9/1/2037	138,900
140,548	Loan ID 200148	ARM	3.125%	9/1/2037	74,382
164,249	Loan ID 200149	ARM	3.125%	9/1/2037	112,140
222,193	Loan ID 200150	ARM	3.125%	9/1/2037	117,591
109,520	Loan ID 200151	ARM	3.125%	8/1/2037	58,023
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	80,708
1,825,555	Loan ID 200153	ARM	3.000%	4/1/2037	1,470,658
103,113	Loan ID 200154	Fixed	5.625%	9/1/2037	65,155
96,538	Loan ID 200155	ARM	3.000%	4/1/2037	80,268
57,491	Loan ID 200156	Fixed	8.130%	9/19/2032	43,880
129,196	Loan ID 200157	Fixed	3.750%	1/1/2043	109,367
168,425	Loan ID 200158	Fixed	3.625%	12/1/2042	143,104
197,016	Loan ID 200159	Fixed	3.750%	6/1/2042	159,151
136,615	Loan ID 200160	Fixed	3.250%	2/1/2043	69,432
501,555	Loan ID 200161	Fixed	3.875%	11/1/2041	397,786
241,530	Loan ID 200162	Fixed	3.875%	7/1/2042	190,610
127,947	Loan ID 200163	Fixed	4.000%	1/1/2042	101,453
109,352	Loan ID 200164	Fixed	4.000%	7/1/2042	100,704
210,911	Loan ID 200165	Fixed	4.375%	12/1/2041	168,025
133,593	Loan ID 200166	Fixed	4.000%	2/1/2032	111,709
142,456	Loan ID 200168	Fixed	3.750%	10/1/2042	112,049
26,504	Loan ID 200169	Fixed	6.923%	9/1/2034	18,496
451,527	Loan ID 200170	ARM	2.750%	10/1/2036	232,708
106,115	Loan ID 200171	Fixed	6.500%	4/1/2036	89,212
150,407	Loan ID 200172	Fixed	7.250%	2/1/2037	105,427
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	72,160
96,858	Loan ID 200174	Fixed	7.340%	4/1/2037	68,239
56,564	Loan ID 200175	Fixed	9.600%	5/1/2037	44,242
103,391	Loan ID 200176	Fixed	6.600%	3/1/2037	66,347
76,522	Loan ID 200177	Fixed	8.000%	1/11/2022	65,597
45,239	Loan ID 200178	Fixed	6.500%	5/10/2016	42,237
36,759	Loan ID 200179	Fixed	7.250%	7/27/2019	18,667
20,608	Loan ID 200180	Fixed	6.500%	7/8/2016	19,098
115,812	Loan ID 200181	Fixed	7.500%	3/1/2016	109,080
100,077	Loan ID 200182	Fixed	8.750%	10/10/2016	94,409
290,247	Loan ID 200183	Fixed	4.125%	12/1/2032	228,195
78,561	Loan ID 200184	Fixed	4.375%	12/1/2042	59,380
29,819	Loan ID 200185	Fixed	5.375%	6/1/2042	18,014
56,948	Loan ID 200186	Fixed	5.125%	8/1/2042	48,340
56,776	Loan ID 200187	Fixed	5.875%	12/1/2039	35,925
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 160,438	Loan ID 200188	Fixed	3.875%	2/1/2043	$ 126,085
180,430	Loan ID 200189	Fixed	4.125%	8/1/2042	143,690
361,573	Loan ID 200190	Fixed	3.625%	11/1/2042	308,580
140,744	Loan ID 200191	Fixed	4.125%	11/1/2042	110,149
199,578	Loan ID 200192	Fixed	4.250%	11/1/2042	170,861
102,301	Loan ID 200193	Fixed	3.875%	6/1/2042	87,754
175,051	Loan ID 200194	Fixed	4.750%	9/1/2041	146,266
289,186	Loan ID 200195	Fixed	3.875%	3/1/2042	228,895
107,047	Loan ID 200196	Fixed	4.500%	1/1/2043	88,380
41,602	Loan ID 200197	Fixed	4.750%	11/1/2042	34,756
43,326	Loan ID 200198	Fixed	5.250%	10/1/2042	34,981
308,506	Loan ID 200199	Fixed	4.000%	9/1/2042	283,696
263,084	Loan ID 200200	Fixed	3.875%	9/1/2042	203,634
64,529	Loan ID 200201	Fixed	5.125%	8/1/2041	55,617
63,003	Loan ID 200202	Fixed	4.375%	12/1/2042	56,861
297,920	Loan ID 200203	Fixed	4.250%	8/1/2042	235,880
154,894	Loan ID 200204	Fixed	3.875%	7/1/2042	120,465
79,713	Loan ID 200205	Fixed	5.000%	11/1/2041	68,418
26,710	Loan ID 200206	Fixed	3.990%	12/1/2042	21,032
629,399	Loan ID 200207	ARM	3.625%	3/1/2042	581,106
53,244	Loan ID 200208	Fixed	4.250%	1/1/2043	37,523
226,756	Loan ID 200209	Fixed	3.875%	8/1/2042	192,942
95,044	Loan ID 200210	Fixed	4.625%	5/1/2043	82,927
227,991	Loan ID 200211	Fixed	3.750%	5/1/2042	201,227
145,367	Loan ID 200212	Fixed	3.875%	2/1/2042	112,289
309,968	Loan ID 200213	Fixed	4.125%	1/1/2038	195,829
63,259	Loan ID 200214	Fixed	5.750%	7/1/2039	50,964
123,454	Loan ID 200216	Fixed	5.750%	9/1/2039	93,694
150,989	Loan ID 200217	Fixed	5.250%	7/1/2040	120,866
80,798	Loan ID 200218	Fixed	4.250%	12/1/2041	47,796
212,904	Loan ID 200219	Fixed	4.250%	4/1/2043	190,552
229,888	Loan ID 200220	Fixed	3.875%	5/1/2043	178,825
178,229	Loan ID 200221	Fixed	4.250%	4/1/2043	158,565
134,886	Loan ID 200222	Fixed	4.125%	5/1/2043	105,763
264,990	Loan ID 200223	Fixed	4.125%	5/1/2043	227,697
228,658	Loan ID 200224	Fixed	4.000%	7/1/2043	183,215
120,430	Loan ID 200225	Fixed	3.750%	3/1/2043	73,967
87,389	Loan ID 200226	Fixed	5.250%	7/1/2041	77,058
116,078	Loan ID 200227	Fixed	6.000%	1/1/2038	96,384
55,158	Loan ID 200228	Fixed	4.625%	8/1/2042	46,270
175,310	Loan ID 200229	Fixed	3.750%	7/1/2042	146,622
157,510	Loan ID 200230	Fixed	3.500%	2/1/2043	126,826
140,541	Loan ID 200231	Fixed	3.625%	12/1/2042	75,067
74,248	Loan ID 200232	Fixed	3.875%	8/1/2042	54,992
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 211,747	Loan ID 200233	Fixed	2.990%	11/1/2027	$ 172,003
199,227	Loan ID 200234	Fixed	3.250%	1/1/2043	128,605
100,284	Loan ID 200235	Fixed	3.750%	12/1/2042	85,264
173,858	Loan ID 200236	Fixed	4.250%	10/1/2042	147,731
516,507	Loan ID 200237	ARM	2.875%	9/1/2033	431,780
347,807	Loan ID 200238	ARM	3.625%	7/1/2035	314,527
110,147	Loan ID 200239	ARM	3.990%	5/1/2036	91,392
125,299	Loan ID 200240	Fixed	4.000%	6/1/2042	96,111
197,581	Loan ID 200241	Fixed	3.625%	9/1/2042	168,243
155,849	Loan ID 200242	Fixed	3.250%	10/1/2042	116,526
127,898	Loan ID 200243	Fixed	3.750%	4/1/2043	96,806
31,115	Loan ID 200244	Fixed	5.000%	5/1/2042	24,975
217,377	Loan ID 200245	Fixed	3.875%	3/1/2043	175,011
209,167	Loan ID 200285	Fixed	4.250%	10/1/2041	176,293
99,249	Loan ID 200286	Fixed	4.500%	7/1/2043	82,655
107,415	Loan ID 200287	Fixed	4.375%	7/1/2043	83,961
362,277	Loan ID 200288	Fixed	4.375%	11/1/2041	276,963
363,108	Loan ID 200289	Fixed	5.500%	9/1/2043	316,378
310,117	Loan ID 200290	Fixed	4.250%	4/1/2043	250,566
234,247	Loan ID 200291	Fixed	4.125%	11/1/2042	189,063
471,478	Loan ID 200292	Fixed	3.875%	6/1/2043	378,757
121,152	Loan ID 200293	Fixed	4.125%	3/1/2043	99,724
192,381	Loan ID 200294	Fixed	3.875%	2/1/2043	151,937
274,147	Loan ID 200295	Fixed	3.875%	6/1/2043	228,450
225,210	Loan ID 200296	Fixed	3.250%	2/1/2043	164,554
193,311	Loan ID 200297	Fixed	3.375%	10/1/2042	141,825
155,400	Loan ID 200298	Fixed	3.250%	6/1/2043	113,247
209,320	Loan ID 200299	Fixed	3.625%	10/1/2042	160,772
122,832	Loan ID 200300	Fixed	8.400%	10/20/2037	98,163
81,476	Loan ID 200301	Fixed	4.625%	7/1/2043	69,050
106,650	Loan ID 200302	Fixed	9.875%	10/1/2035	85,353
62,784	Loan ID 200303	Fixed	5.250%	10/1/2032	54,779
153,614	Loan ID 200304	Fixed	7.250%	10/1/2033	128,653
259,701	Loan ID 200305	Fixed	7.000%	3/1/2036	210,343
752,812	Loan ID 200306	Fixed	3.550%	5/1/2049	618,108
54,096	Loan ID 200307	Fixed	6.500%	7/1/2031	45,500
115,628	Loan ID 200308	ARM	6.750%	5/1/2035	99,843
224,719	Loan ID 200309	Fixed	2.000%	12/1/2048	173,324
175,470	Loan ID 200310	Fixed	8.000%	9/1/2039	124,097
149,341	Loan ID 200311	Fixed	8.000%	9/1/2039	108,338
137,736	Loan ID 200312	Fixed	9.000%	4/1/2039	112,359
50,500	Loan ID 200313	Fixed	8.500%	3/1/2028	39,692
65,496	Loan ID 200314	Fixed	8.000%	3/1/2040	46,682
339,575	Loan ID 200315	ARM	3.375%	6/1/2037	238,922
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 141,871	Loan ID 200316	Fixed	6.850%	7/1/2035	$ 92,823
81,727	Loan ID 200317	Fixed	7.000%	9/1/2032	69,126
293,864	Loan ID 200318	Fixed	3.500%	10/1/2036	223,282
70,705	Loan ID 200319	ARM	3.125%	12/1/2034	54,617
142,098	Loan ID 200320	Fixed	5.750%	7/1/2025	119,748
343,414	Loan ID 200321	Fixed	2.375%	6/1/2049	264,056
143,665	Loan ID 200322	Fixed	7.375%	8/1/2033	125,787
214,125	Loan ID 200323	ARM	3.125%	1/1/2035	174,980
360,559	Loan ID 200324	Fixed	5.500%	11/1/2037	304,198
251,766	Loan ID 200325	Fixed	6.000%	5/1/2042	197,681
81,744	Loan ID 200326	Fixed	8.375%	10/1/2036	68,560
161,222	Loan ID 200327	Fixed	6.790%	10/26/2036	117,726
1,000,000	Loan ID 200328	ARM	6.250%	7/1/2038	844,797
119,734	Loan ID 200329	Fixed	6.880%	3/1/2036	111,088
269,141	Loan ID 200330	Fixed	7.000%	8/1/2037	204,167
81,938	Loan ID 200331	ARM	6.500%	7/1/2033	69,066
109,881	Loan ID 200332	Fixed	5.775%	10/1/2037	95,843
219,584	Loan ID 200333	Fixed	5.875%	5/1/2021	173,757
94,546	Loan ID 200334	Fixed	7.000%	1/1/2033	83,096
287,283	Loan ID 200335	Fixed	2.000%	11/1/2052	227,176
59,526	Loan ID 200336	Fixed	7.000%	12/1/2042	45,207
49,755	Loan ID 200337	Fixed	7.000%	10/1/2034	45,984
58,096	Loan ID 200338	ARM	10.500%	8/1/2029	50,598
184,989	Loan ID 200339	Fixed	2.000%	10/1/2033	156,714
38,676	Loan ID 200340	Fixed	7.000%	3/1/2030	26,979
193,723	Loan ID 200341	Fixed	7.000%	8/1/2035	172,239
35,466	Loan ID 200342	Fixed	5.375%	10/1/2019	29,318
91,889	Loan ID 200343	ARM	7.750%	6/1/2034	75,137
112,462	Loan ID 200344	ARM	6.850%	7/1/2034	73,102
75,302	Loan ID 200345	Fixed	9.625%	1/1/2033	61,861
476,179	Loan ID 200346	Fixed	7.000%	8/1/2037	327,023
551,272	Loan ID 200347	Fixed	3.375%	7/1/2050	297,221
67,885	Loan ID 200348	Fixed	6.500%	7/1/2038	45,427
146,084	Loan ID 200349	Fixed	7.000%	1/1/2037	117,798
66,265	Loan ID 200350	Fixed	7.500%	3/1/2029	48,430
137,873	Loan ID 200351	ARM	3.625%	6/1/2036	75,347
76,325	Loan ID 200352	Fixed	7.000%	9/1/2029	67,339
94,584	Loan ID 200353	Fixed	6.500%	10/1/2032	82,668
93,735	Loan ID 200354	ARM	6.875%	11/1/2033	74,743
46,746	Loan ID 200355	ARM	7.875%	7/1/2032	33,597
89,855	Loan ID 200356	ARM	9.100%	2/1/2036	68,566
118,196	Loan ID 200357	Fixed	8.500%	4/1/2027	96,272
168,261	Loan ID 200358	Fixed	2.000%	4/1/2025	152,053
257,469	Loan ID 200359	ARM	2.625%	2/1/2036	205,457
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 35,738	Loan ID 200360	ARM	2.875%	1/1/2025	$ 31,042
77,371	Loan ID 200361	Fixed	7.500%	1/1/2034	71,556
112,142	Loan ID 200362	Fixed	2.750%	11/1/2034	53,788
151,310	Loan ID 200363	Fixed	6.000%	3/1/2049	115,918
95,502	Loan ID 200364	Fixed	10.000%	11/1/2037	77,323
221,192	Loan ID 200365	ARM	7.875%	8/1/2037	154,460
73,744	Loan ID 200366	Fixed	6.250%	1/1/2033	64,895
123,998	Loan ID 200367	Fixed	6.500%	9/1/2032	112,066
244,323	Loan ID 200368	Fixed	4.500%	4/1/2036	218,685
458,190	Loan ID 200369	Fixed	7.000%	6/1/2039	407,868
200,902	Loan ID 200370	ARM	5.500%	6/1/2035	186,011
67,771	Loan ID 200371	Fixed	7.375%	8/1/2033	62,772
206,295	Loan ID 200372	ARM	2.750%	5/1/2036	108,011
62,640	Loan ID 200373	Fixed	7.000%	12/1/2036	40,100
81,266	Loan ID 200374	ARM	7.000%	5/1/2034	66,099
106,099	Loan ID 200375	Fixed	7.000%	11/1/2036	67,981
446,906	Loan ID 200376	Fixed	2.900%	6/1/2053	390,724
87,387	Loan ID 200377	ARM	5.500%	10/1/2036	76,455
243,487	Loan ID 200378	Fixed	5.500%	3/1/2038	204,460
113,819	Loan ID 200379	Fixed	3.500%	3/1/2039	97,046
192,797	Loan ID 200380	Fixed	4.220%	4/1/2049	168,465
291,270	Loan ID 200381	Fixed	4.780%	6/1/2037	269,460
116,259	Loan ID 200382	Fixed	4.850%	7/1/2037	95,705
406,798	Loan ID 200383	Fixed	5.030%	12/1/2046	384,722
307,579	Loan ID 200384	Fixed	5.000%	11/1/2047	221,657
152,032	Loan ID 200385	Fixed	8.250%	1/1/2040	154,739
234,329	Loan ID 200386	Fixed	4.000%	3/1/2041	201,464
81,115	Loan ID 200387	Fixed	4.000%	6/1/2039	68,446
202,286	Loan ID 200388	Fixed	3.000%	3/1/2051	156,194
126,304	Loan ID 200389	Fixed	4.820%	8/1/2047	108,619
210,990	Loan ID 200390	Fixed	3.000%	4/16/2047	163,474
193,460	Loan ID 200391	Fixed	4.000%	1/13/2035	167,316
70,551	Loan ID 200392	Fixed	10.000%	6/5/2034	67,089
111,885	Loan ID 200393	Fixed	5.070%	8/1/2037	96,187
136,559	Loan ID 200394	Fixed	7.150%	8/1/2037	126,382
84,386	Loan ID 200395	Fixed	3.000%	4/1/2047	71,907
76,440	Loan ID 200396	Fixed	10.000%	2/1/2036	72,751
132,795	Loan ID 200397	ARM	10.375%	9/1/2037	110,719
147,179	Loan ID 200398	Fixed	4.800%	2/1/2037	120,531
85,367	Loan ID 200399	Fixed	4.980%	6/1/2037	59,722
372,585	Loan ID 200400	Fixed	8.450%	12/1/2036	352,211
537,026	Loan ID 200401	Fixed	4.476%	8/1/2047	396,884
64,054	Loan ID 200402	Fixed	6.650%	5/14/2034	61,999
58,126	Loan ID 200403	Fixed	8.300%	10/15/2032	50,846
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 61,024	Loan ID 200404	Fixed	8.100%	5/1/2037	$ 56,316
107,399	Loan ID 200405	Fixed	4.870%	12/1/2035	97,052
120,461	Loan ID 200406	Fixed	4.750%	10/1/2051	114,232
245,052	Loan ID 200407	Fixed	7.155%	4/1/2042	231,662
216,574	Loan ID 200408	Fixed	6.000%	4/1/2039	160,787
355,457	Loan ID 200409	Fixed	6.000%	2/1/2049	276,240
70,812	Loan ID 200410	ARM	9.500%	6/1/2037	59,138
111,363	Loan ID 200411	Fixed	8.275%	6/1/2037	106,960
299,833	Loan ID 200412	Fixed	5.750%	8/1/2040	233,466
259,827	Loan ID 200413	Fixed	5.150%	11/1/2047	253,236
205,137	Loan ID 200414	Fixed	5.000%	4/1/2049	150,831
87,288	Loan ID 200415	Fixed	5.000%	4/1/2050	82,549
188,460	Loan ID 200416	Fixed	4.670%	8/1/2053	157,825
76,169	Loan ID 200417	Fixed	7.000%	5/1/2035	73,544
62,089	Loan ID 200418	Fixed	4.000%	6/1/2035	50,924
183,350	Loan ID 200419	Fixed	4.000%	12/19/2035	173,801
180,984	Loan ID 200420	Fixed	4.225%	4/10/2038	158,526
80,764	Loan ID 200421	Fixed	7.710%	8/1/2037	70,646
140,719	Loan ID 200422	Fixed	3.830%	8/1/2053	116,158
137,914	Loan ID 200423	Fixed	4.500%	6/1/2043	111,173
132,756	Loan ID 200424	Fixed	4.000%	9/1/2028	111,125
395,736	Loan ID 200425	ARM	3.625%	8/1/2043	330,055
268,689	Loan ID 200427	Fixed	3.625%	3/1/2043	223,405
217,819	Loan ID 200428	ARM	4.125%	4/1/2041	178,227
189,655	Loan ID 200429	Fixed	3.875%	12/1/2042	128,764
242,110	Loan ID 200430	Fixed	3.625%	4/1/2043	203,894
202,379	Loan ID 200431	Fixed	4.625%	7/1/2043	172,383
323,160	Loan ID 200432	Fixed	4.875%	5/1/2043	282,150
136,738	Loan ID 200433	Fixed	4.250%	8/1/2043	117,104
168,405	Loan ID 200434	Fixed	5.250%	10/1/2043	147,866
205,315	Loan ID 200435	Fixed	4.625%	11/1/2052	157,887
228,303	Loan ID 200436	Fixed	3.750%	4/1/2043	201,757
345,383	Loan ID 200437	Fixed	5.625%	10/1/2043	304,394
142,452	Loan ID 200438	Fixed	4.000%	12/1/2041	103,870
47,275	Loan ID 200439	Fixed	5.000%	8/1/2041	38,897
11,567	Loan ID 200440	Fixed	8.000%	6/1/2016	11,479
204,071	Loan ID 200441	Fixed	4.440%	1/15/2015	195,105
448,125	Loan ID 200442	Fixed	5.000%	12/1/2043	334,461
278,541	Loan ID 200443	Fixed	3.000%	8/1/2048	169,066
276,548	Loan ID 200444	Fixed	4.380%	11/1/2038	145,951
173,320	Loan ID 200445	Fixed	5.250%	2/1/2039	158,776
5,033	Loan ID 200446	Fixed	7.000%	5/1/2015	3,857
62,613	Loan ID 200447	Fixed	5.880%	11/4/2034	56,772
79,466	Loan ID 200448	Fixed	7.000%	5/1/2041	44,099
133,011	Loan ID 200449	Fixed	5.000%	7/1/2041	119,500
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.5%
$ 73,397	Loan ID 200450	Fixed	4.110%	12/1/2025	$ 50,491
382,854	Loan ID 200451	Fixed	6.250%	7/1/2038	337,114
145,358	Loan ID 200452	Fixed	2.000%	11/1/2041	94,143
18,411	Loan ID 200453	Fixed	4.550%	3/1/2026	13,840
97,322	Loan ID 200454	Fixed	5.000%	4/1/2041	82,099
542,006	Loan ID 200455	Fixed	2.000%	7/1/2039	441,042
261,339	Loan ID 200456	Fixed	2.000%	9/1/2041	231,979
222,673	Loan ID 200457	Fixed	5.750%	11/10/2034	168,046
152,737	Loan ID 200458	Fixed	6.625%	12/1/2038	115,575
73,405	Loan ID 200459	Fixed	6.000%	11/5/2014	67,365
197,574	Loan ID 200460	Fixed	7.000%	7/1/2041	196,676
284,306	Loan ID 200461	Fixed	4.750%	1/8/2015	154,600
	TOTAL MORTGAGE NOTES ( Cost - $54,407,528)				54,246,401

	OTHER INVESTMENTS ( Cost - $80,609)(a)- 0.2%				99,620
	TOTAL INVESTMENTS ( Cost - $54,488,137)(a)- 92.7%				$ 54,346,021
	CASH AND OTHER ASSETS LESS LIABILITIES - 7.3%				4,291,627
	NET ASSETS - 100.0%				$ 58,637,648

ARM - Adjustable Rate Mortgage
* Non-Income Producing
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
			Unrealized appreciation:		$ 2,205,576
			Unrealized depreciation:		(2,347,692)
			Net unrealized depreciation:		$ (142,116)

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 54,246,401	$ 54,246,401
Other Investments	-	-	99,620	$ 99,620
Short-Term Investments	-	-	-	$ -
Total	$ -	$ -	$ 54,346,021	$ 54,346,021

There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 33,146,827	$ 99,620	$ 33,246,447
Total realized gain (loss)	360,594	-	360,594
Change in unrealized appreciation (depreciation)	(357,029)	-	(357,029)
Cost of purchases	23,522,756	-	23,522,756
Proceeds from sales and prinipal paydowns	(2,266,679)	-	(2,266,679)
Amortization	(160,068)	-	(160,068)
Net Transfers in/out of Level 3	-	-	-
Ending balance - 12/31/13	$ 54,246,401	$ 99,620	$ 54,346,021

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at December 31, 2013 is $(357,029).

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 54,246,401	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	3% - 66%	9%
			Comparability adjustment	7% - 33%	5%
Closing Balance	$ 54,246,401

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

2/28/14

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

       Gustavo A. Altuzarra, Treasurer

Date

2/28/14